Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 14,266,147	$ 14,591,614
Less: accumulated depreciation	(7,578,505)	(8,112,358)
Property, plant and equipment, net	6,687,642	6,479,256
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,930,868	4,785,642
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,706,598	8,302,445
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	932,472	936,908
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	460,943	442,343
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 235,266	$ 124,276